Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Stockholders' Equity [Abstract]
Beginning Balance			¥ 0	¥ 0
Transaction with noncontrolling interests			865	0
Comprehensive income
Net income			12	0
Other comprehensive income
Net change of foreign currency translation adjustments			88	0
Total other comprehensive income			88	0
Comprehensive income	¥ 62	¥ 0	100	0
Ending Balance	¥ 965	¥ 0	¥ 965	¥ 0